Note 10 - Commitments and Contingencies - Minimum Lease Payments for North American Transaction Solutions Segment (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
2021	$ 229,589
2022	230,660
2023	231,764
2024	222,926
2025	129,250
Total	1,044,189
Amount representing imputed interest	(242,596)
Total operating lease liability	801,593
Current portion of operating lease liability	(140,973)	$ (133,727)
Operating lease liability (net of current portion)	$ 660,621	$ 247,259
Remaining term on Leases (Year)	4 years
Incremental borrowing rate	12.00%